Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	SIGMA LABS, INC.
Entity Central Index Key	0000788611
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Filer Category	Smaller Reporting Company
Trading Symbol	SGLB